Other income and (expenses)	12 Months Ended
Dec. 31, 2024
Profit (loss) [abstract]
Other income and (expenses)
21.
Other income and (expenses)
(a)
This caption is comprised of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Other income
Maintenance, installation and sale of POS equipment	23,269	28,743	22,000
Gain on sale of property, furniture and equipment, Note 8(d)	12,879	15,300	11,780
Services rendered to third parties	8,223	7,512	7,611
Income from investments in associates (b)	7,447	—	18,692
Income from ATM rentals	5,507	5,365	6,459
Other technical income from insurance operations	4,162	10,163	6,489
Gain from sale of written-off-loans (c)	2,542	18,770	19,177
Gain from refunds and penalties	—	—	18,783
Fair value adjustment of the participation held by Interbank in Izipay, Note 1(b)	—	—	222,513
Others	57,193	70,847	66,677
Total other income	121,222	156,700	400,181
Other expenses
Commissions from insurance activities	(38,780)	(42,400)	(90,168)
Provision for sundry risk	(29,290)	(4,138)	(12,661)
Administrative and tax penalties	(16,277)	(20,198)	(7,317)
Sundry technical insurance expenses	(14,414)	(10,066)	(11,048)
Expenses related to rental income	(12,607)	(5,814)	(7,521)
Provision for accounts receivable	(11,508)	(13,847)	(5,684)
Write-off of intangibles, Note 9(a)	(10,400)	(3,455)	(6,266)
Donations	(4,826)	(4,529)	(4,712)
Cost of sale of POS equipment	(1,154)	(12,819)	(27,366)
Others (*)	(55,703)	(67,726)	(67,901)
Total other expenses	(194,959)	(184,992)	(240,644)

(*) During the years 2024, 2023 and 2022, corresponds mainly to expenses for operational write-offs, among other minor expenses.

(b)
As of December 31, 2022, includes S/5,033,000 corresponding to the participation that Interbank held in Izipay until the date of its acquisition, see Note 1(b).

(c)
During the years 2024, 2023 and 2022, Interbank sold written-off loan portfolios, in cash and to non-related third parties. The nominal value of the credits sold amounted to S/248,249,000, S/1,300,296,000 and S/973,966,000, respectively.